Note 16 - Net Capital Requirements - 10Q (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Dec. 31, 2011
Note 16 - Net Capital Requirements - 10Q (Details) [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets		87.50%
National Securities [Member]
Note 16 - Net Capital Requirements - 10Q (Details) [Line Items]
Minimum Net Capital Required	$ 250,000	$ 250,000
Net Capital	3,413,000	1,144,000	1,394,000
vFinance Investments [Member]
Note 16 - Net Capital Requirements - 10Q (Details) [Line Items]
Minimum Net Capital Required	1,000,000	1,000,000
Net Capital		1,639,000
Ratio of Indebtedness to Net Capital	2,098,000
Alternative Excess Net Capital	1,098,000	639,000
Capital Required to be Well Capitalized to Risk Weighted Assets	92.30%	132.20%
EquityStation [Member]
Note 16 - Net Capital Requirements - 10Q (Details) [Line Items]
Minimum Net Capital Required		50,000
Net Capital		145,000
Alternative Excess Net Capital		95,000
Alternative Net Capital Requirement		50,000
SEC Requirement [Member]
Note 16 - Net Capital Requirements - 10Q (Details) [Line Items]
Net Capital	$ 3,163,000